NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Notes To Consolidated Statement Of Cash Flows [Abstract]
Fair value loss of warrant liability	$ 0.0	$ 0.0	$ 85.8
Non-cash additions to right-of-use assets	42.7	9.3	26.7
Non-cash additions to collaboration prepaid leases from collaboration partner	11.6	15.0	16.3
Non-cash additions to property, plant and equipment	$ 0.8	$ 2.3	$ 6.6